Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2023
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other receivable, a related party, Relationship	Jau Long “Jerry” Ooi is the common shareholder	Jau Long “Jerry” Ooi is the common shareholder
Other receivable, a related party, Nature	Equipment rental deposit	Equipment rental deposit
Other receivable, a related party, Total	$ 12,246	$ 12,246	$ 14,007	$ 12,379
True Sight Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other payables, related parties, Relationship		Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is the shareholder of this entity
Other payables, related parties, Nature		Consulting fee
Other payables, related parties, Total				345
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other payables, related parties, Relationship		Jau Long “Jerry” Ooi is a common shareholder
Other payables, related parties, Nature		Operating expense paid on behalf
Other payables, related parties, Total	761	$ 761		1,315
Related Party [Member]
Related Party Transaction [Line Items]
Other receivable, a related party, Total	12,246	12,246	14,007	12,379
Other payables, related parties, Total	761	761		1,660
Amount due to related parties, Total				320,960
Chong Chan “Sam” Teo [Member]
Related Party Transaction [Line Items]
Amount due to related parties, Relationship		Former Directors,Former Chief Executive Officer, and Shareholder of TGL
Amount due to related parties, Nature		Interest-free loan, due on demand
Amount due to related parties, Total				186,579
Kok Pin “Darren” Tan [Member]
Related Party Transaction [Line Items]
Amount due to related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder	Shareholder of TGL
Amount due to related parties, Nature	Operating expense paid on behalf	Interest-free loan, due on demand
Amount due to related parties, Total	$ 761	$ 761		$ 134,381